Summary of Significant Accounting Policies (Details)						3 Months Ended		12 Months Ended
	Feb. 12, 2026 USD ($) shares	Oct. 09, 2025 USD ($) shares	Sep. 23, 2025 USD ($) shares	Jul. 04, 2025	Feb. 29, 2024 USD ($) shares	Mar. 31, 2026 USD ($) Segment shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Segment shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit						$ (319,097,000)		$ (313,396,000)	$ (284,734,000)
Advance from related party						30,000,000		$ 30,000,000
Sale of net proceed					$ 1,683,000
Sale of shares held (in Shares) | shares								8,512
Proceeds from exercise of forward purchase agreement warrants								$ 3,111,000	1,815,000
Received net proceeds								414,000
Proceeds of common stock						29,997,000		414,000
Cash						25,251,000		3,739,000
Other offering expenses								27,730
Material bad debt expense								0	0
Impairment charges									0
Excise tax liability						1,834,000		1,928,000	2,248,000
Product warranty liability						1,814,000		1,892,000	2,053,000	$ 2,234,000
Product warranty current liability						264,000		$ 287,000	282,000
Settlement with the relevant tax authority								50.00%
Percentage of bonus depreciation				100.00%
Net losses of attributable to the stockholders						$ (5,701,000)	$ (6,236,000)	$ (28,662,000)	$ (27,973,000)
CODM description								The Company has determined that its CODM is its Chief Executive Officer. The Company’s CODM reviews financial information presented on a consolidated basis for the purposes of making decisions, allocating resources and evaluating performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]						Chief Executive Officer		Chief Executive Officer
Number of operating segments (in Segment) | Segment								1
Number of reportable segments (in Segment) | Segment						1		1
Office equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life of property and equipment								5 years
SPAC Excise Tax Liability [Member]
Summary of Significant Accounting Policies [Line Items]
Excise tax liability								$ 2,248,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life of property and equipment								3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life of property and equipment								5 years
October 2025 Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Net proceeds from shares		$ 3,545,000
February 2026 Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Proceeds of common stock	$ 29,997,000
Net proceeds from shares	$ 27,782,000
Net proceeds from initial offering								$ 27,730
February 2026 Offering [Member] | Pre Funded Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants to purchase (in Shares) | shares	27,053,850
February 2026 Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Net proceeds from initial offering
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Sale of shares held (in Shares) | shares						8,512
Common shares warrants (in Shares) | shares								2,074,012	664,883
Proceeds of common stock		$ 3,545,000
Common stock issued (in Shares) | shares						76,881,110		28,934,960	21,326,609
Warrants to purchase (in Shares) | shares	75,000,000
Net losses of attributable to the stockholders								$ 28,662,000	$ 27,973,000
Class A Common Stock [Member] | Pre Funded Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Common shares warrants (in Shares) | shares						27,053,850
Class A Common Stock [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common shares warrants (in Shares) | shares								300,742
Shares of net proceeds (in Shares) | shares			1,908,402
Class A Common Stock [Member] | Meteora Parties [Member]
Summary of Significant Accounting Policies [Line Items]
Sale of shares held (in Shares) | shares					425,606
Class A Common Stock [Member] | October 2025 Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock issued (in Shares) | shares		3,007,524
Class A Common Stock [Member] | February 2026 Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock issued (in Shares) | shares	47,946,150
Warrants to purchase (in Shares) | shares	27,053,850
Class A Common Stock [Member] | February 2026 Offering [Member] | Pre Funded Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants to purchase (in Shares) | shares	45,000,000
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Received net proceeds			$ 2,187,000